Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)(2)	Compensation “Actually Paid” to CEO ($)(5)	Compensation Table Total for Non-CEO NEOs ($)(3)(4)	“Actually Paid” to Non-CEO NEOs ($)(5)	Company Total Shareholder Return ($)(6)	New Peer Group Total Shareholder Return ($)(6) (7)	Prior Peer Group Total Shareholder Return ($)(6) (8)	Net Income ($)(9) ($000)	Total Revenue ($)(10) ($000)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(g)	(h)	(i)
2025	14,881,421	15,310,162	4,895,594	4,088,393	115.30	142.30	149.50	595,951	5,128,607
2024	16,144,638	16,530,047	3,952,851	4,486,707	96.00	134.20	144.70	501,053	4,898,446
2023	8,836,807	1,214,303	2,621,874	(314,323)	91.90	123.50	124.20	463,009	4,652,824
2022	8,826,244	10,598,832	2,465,935	3,690,397	119.50	106.40	94.60	132,663	4,381,904
2021	7,479,792	9,809,680	2,854,449	3,830,424	108.90	126.80	114.50	(340,820)	4,155,372

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The CEO for each year reported was James D. DeVries.
Peer Group Issuers, Footnote	Prior peer group TSR represents TSR of the Company’s industry peer group used for fiscal 2024, the S&P North America Consumer Services Index.
Changed Peer Group, Footnote	New peer group TSR represents TSR of the S&P SmallCap 600 Index (the “S&P 600”), which is the industry peer group used by the Company for purposes of Item 201(e) of Regulation S-K and represents a change from the S&P North America Consumer Services Index used in last year’s disclosure. The S&P 600 is one of the benchmarks used in the Company’s 2025 annual report on Form 10-K, and we believe the S&P 600 is the best available published industry index for purposes of this proxy statement because the Company was added to the S&P 600 in February 2026 and it is composed of companies with similar market capitalization to ours.

PEO Total Compensation Amount	$ 14,881,421	$ 16,144,638	$ 8,836,807	$ 8,826,244	$ 7,479,792
PEO Actually Paid Compensation Amount	15,310,162	$ 16,530,047	1,214,303	10,598,832	9,809,680
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and each Non-CEO NEO's total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation
“actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs
(including the CEO). For purposes of the following equity award adjustments, (a) no equity awards were cancelled due to a failure to meet vesting conditions and (b) no dividends were paid on the equity awards that were not otherwise reflected in fair value or total compensation:

					Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table Total ($)	Deduct Reported Value of Equity Awards ($)(a)	Add Year-End Value Of Unvested Equity Awards Granted In Year ($)(b)	Change In Value Of Unvested Equity Awards Granted In Prior Years ($)(b)	Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year ($)(b)	Deduct Value Of Equity Awards Granted In Prior Year And Fail To Vest ($)(b)	Total Compensation “Actually Paid” ($)
				(i)	(ii)	(iii)	(iv)
2025	CEO	14,881,421	(11,068,632)	9,595,455	577,583	1,324,335	—	15,310,162
	Non-CEO NEOs	4,895,594	(3,426,685)	2,198,616	62,258	358,610	—	4,088,393
2024	CEO	16,144,638	(13,088,229)	9,689,865	2,427,783	1,355,990	—	16,530,047
	Non-CEO NEOs	3,952,851	(2,604,628)	990,691	1,482,832	664,961	—	4,486,707
2023	CEO	8,836,807	(5,977,119)	5,452,488	-5,708,285	(1,389,588)	—	1,214,303
	Non-CEO NEOs	2,621,874	(1,271,424)	911,422	-2,154,631	(421,564)	—	(314,323)
2022	CEO	8,826,244	(5,775,000)	6,742,711	2,016,362	(1,211,485)	—	10,598,832
	Non-CEO NEOs	2,465,935	(816,662)	953,511	1,257,222	(169,609)	—	3,690,397
2021	CEO	7,479,792	(4,612,498)	5,069,868	1,642,234	230,284	—	9,809,680
	Non-CEO NEOs	2,854,449	(1,099,997)	995,458	1,067,010	13,504	—	3,830,424
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation
Table Total for the applicable year in connection with computing the amounts “actually paid.”
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of such prior fiscal year. For purposes of the above equity award adjustments, no equity awards were cancelled due to a failure to meet vesting conditions and as such no deduction was included. Fair value or change in fair value, as applicable, was determined by reference to (a) for stock options (excluding the Top-Up Options), calculated using the Lattice Model, (b) for Top-Up Options, Distributed Shares and RSUs, the same valuation assumptions were used as at the time of grant (i.e., the Company’s closing stock price as of each valuation and measurement date).

Non-PEO NEO Average Total Compensation Amount	4,895,594	$ 3,952,851	2,621,874	2,465,935	2,854,449
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,088,393	$ 4,486,707	(314,323)	3,690,397	3,830,424
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of compensation “actually paid” to the CEO and the average amount of compensation “actually paid” to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following table details the applicable adjustments that were made to the CEO’s and each Non-CEO NEO's total compensation for each year to determine the compensation “actually paid” (all amounts are averages for the Non-CEO NEOs other than the CEO). For purposes of determining the compensation
“actually paid,” no value was included for the pension benefit adjustments, because the Company does not provide such benefits to the NEOs
(including the CEO). For purposes of the following equity award adjustments, (a) no equity awards were cancelled due to a failure to meet vesting conditions and (b) no dividends were paid on the equity awards that were not otherwise reflected in fair value or total compensation:

					Equity Award Adjustments
Year	Executives	Reported Summary Compensation Table Total ($)	Deduct Reported Value of Equity Awards ($)(a)	Add Year-End Value Of Unvested Equity Awards Granted In Year ($)(b)	Change In Value Of Unvested Equity Awards Granted In Prior Years ($)(b)	Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year ($)(b)	Deduct Value Of Equity Awards Granted In Prior Year And Fail To Vest ($)(b)	Total Compensation “Actually Paid” ($)
				(i)	(ii)	(iii)	(iv)
2025	CEO	14,881,421	(11,068,632)	9,595,455	577,583	1,324,335	—	15,310,162
	Non-CEO NEOs	4,895,594	(3,426,685)	2,198,616	62,258	358,610	—	4,088,393
2024	CEO	16,144,638	(13,088,229)	9,689,865	2,427,783	1,355,990	—	16,530,047
	Non-CEO NEOs	3,952,851	(2,604,628)	990,691	1,482,832	664,961	—	4,486,707
2023	CEO	8,836,807	(5,977,119)	5,452,488	-5,708,285	(1,389,588)	—	1,214,303
	Non-CEO NEOs	2,621,874	(1,271,424)	911,422	-2,154,631	(421,564)	—	(314,323)
2022	CEO	8,826,244	(5,775,000)	6,742,711	2,016,362	(1,211,485)	—	10,598,832
	Non-CEO NEOs	2,465,935	(816,662)	953,511	1,257,222	(169,609)	—	3,690,397
2021	CEO	7,479,792	(4,612,498)	5,069,868	1,642,234	230,284	—	9,809,680
	Non-CEO NEOs	2,854,449	(1,099,997)	995,458	1,067,010	13,504	—	3,830,424
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The amount reported in this column is subtracted from the Summary Compensation
Table Total for the applicable year in connection with computing the amounts “actually paid.”
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of such prior fiscal year. For purposes of the above equity award adjustments, no equity awards were cancelled due to a failure to meet vesting conditions and as such no deduction was included. Fair value or change in fair value, as applicable, was determined by reference to (a) for stock options (excluding the Top-Up Options), calculated using the Lattice Model, (b) for Top-Up Options, Distributed Shares and RSUs, the same valuation assumptions were used as at the time of grant (i.e., the Company’s closing stock price as of each valuation and measurement date).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Adjusted EPS •Total Revenue •Stock Price
Total Shareholder Return Amount	$ 115.30	$ 96.00	91.90	119.50	108.90
Peer Group Total Shareholder Return Amount	142.30	134.20	123.50	106.40	126.80
Net Income (Loss)	$ 595,951,000	$ 501,053,000	$ 463,009,000	$ 132,663,000	$ (340,820,000)
Company Selected Measure Amount	5,128,607,000	4,898,446,000	4,652,824,000	4,381,904,000	4,155,372,000
PEO Name	James D. DeVries.
Additional 402(v) Disclosure	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. DeVries in the “Total” column of the Summary
Compensation Table for each applicable year.
Non-CEO NEOs for each year reported were as follows:
•2025: Jeffrey A. Likosar, David W. Smail, Fawad Ahmad, Omar Khan and Donald M. Young (our former Executive Vice President and Chief
Operating Officer)
•2024: Jeffrey A. Likosar, David Scott, David W. Smail, Donald M. Young and Jamie E. Haenggi (our former Executive Vice President, Solar)
•2023: Jeffrey A. Likosar, David W. Smail, Wayne K. Thorsen, Donald M. Young, Kenneth Porpora (our former Executive Vice President and Chief
Financial Officer), Daniel M. Bresingham (our former Executive Vice President, Commercial) and Harriet K. Harty (our former Executive Vice
President and Chief Administrative Officer)
•2022: Kenneth Porpora; Jeffrey A. Likosar; Daniel M. Bresingham; David W. Smail; Donald M. Young and Keith F. Holmes (our former Executive
Vice President and Chief Revenue Officer)
•2021: Jeffrey A. Likosar; Daniel M. Bresingham; Donald M. Young; Keith F. Holmes and James P. Boyce (our former President and Chief Business
Development Officer)
The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-CEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year.
The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is determined based on the value of an initial fixed investment of $100 on December 31, 2020.
Represents, in thousands, the amount of net income (loss) reflected in the Company’s audited financial statements for the year indicated. Represents, in thousands, the amount of total revenue from continuing operations reflected in the Company’s audited financial statements for the year indicated. As of 2025, this metric replaced Adjusted EBITDA as a predominant metric used in our annual incentive compensation plan.

Prior Peer Group Total Shareholder Return Amount	$ 149.50	$ 144.70	$ 124.20	$ 94.60	$ 114.50
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,068,632)	(13,088,229)	(5,977,119)	(5,775,000)	(4,612,498)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,595,455	9,689,865	5,452,488	6,742,711	5,069,868
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	577,583	2,427,783	(5,708,285)	2,016,362	1,642,234
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,324,335	1,355,990	(1,389,588)	(1,211,485)	230,284
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,426,685)	(2,604,628)	(1,271,424)	(816,662)	(1,099,997)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,198,616	990,691	911,422	953,511	995,458
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,258	1,482,832	(2,154,631)	1,257,222	1,067,010
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	358,610	664,961	(421,564)	(169,609)	13,504
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0